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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                                ELLSWORTH FUND LTD.
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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Ellsworth Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                               Steven B. King, Esq.
                     Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2009

Date of reporting period:  June 30, 2009

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Item 1. Proxy Voting Record

Issuer: AT&T Inc.
Ticker symbol: T
CUSIP: 00206R102
Meeting date: 04/24/2009

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Randall L. Stephenson     Management    YES      FOR     FOR

1-02. Election of Director: William F. Aldinger III   Management    YES      FOR     FOR

1-03. Election of Director: Gilbert F. Amelio         Management    YES      FOR     FOR

1-04. Election of Director: Reuben V. Anderson        Management    YES      FOR     FOR

1-05. Election of Director: James H. Blanchard        Management    YES      FOR     FOR

1-06. Election of Director: August A. Busch III       Management    YES      FOR     FOR

1-07. Election of Director: Jaime Chico Pardo         Management    YES      FOR     FOR

1-08. Election of Director: James P. Kelly            Management    YES      FOR     FOR

1-09. Election of Director: Jon C. Madonna            Management    YES      FOR     FOR

1-10. Election of Director: Lynn M. Martin            Management    YES      FOR     FOR

1-11. Election of Director: John B. McCoy             Management    YES      FOR     FOR

1-12. Election of Director: Mary S. Metz              Management    YES      FOR     FOR

1-13. Election of Director: Joyce M. Roche            Management    YES      FOR     FOR

1-14. Election of Director: Laura D'Andrea Tyson      Management    YES      FOR     FOR

1-15. Election of Director: Patricia P. Upton         Management    YES      FOR     FOR

2.    Ratification of the appointment of              Management    YES      FOR     FOR
      independent auditors for 2009

3.    Amendment To Increase Authorized Shares         Management    YES      FOR     FOR

4.    Report On Political Contributions               Management    YES    ABSTAIN   N/A

5.    Special Stockholder Meetings                    Management    YES    ABSTAIN   N/A

6.    Cumulative Voting                               Management    YES    ABSTAIN   N/A

7.    Bylaw Requiring Independent Chairman            Management    YES    AGAINST   FOR

8.    Advisory Vote On Compensation                   Management    YES    FOR       AGAINST

9.    Pension Credit Policy                           Management    YES    ABSTAIN   N/A

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Issuer: Fifth Third Bancorp
Ticker symbol: FITB
CUSIP: 316773209
Meeting date: 04/21/2009

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
2.    To Amend Article Fourth, Section (A)(2)(D)      Management    YES      FOR     FOR
      of The Second Amended Articles
      of Incorporation, As Amended, To
      Revise The Terms of the Authorized,
      Unissued Shares of Preferred Stock,
      Without Par Value.


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Issuer: Johnson & Johnson
Ticker symbol: JNJ
CUSIP: 478160104
Meeting date: 04/23/2009

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Mary Sue Coleman          Management    YES      FOR     FOR

1-02. Election of Director: James G. Cullen           Management    YES      FOR     FOR

1-03. Election of Director: Michael M.E. Johns        Management    YES      FOR     FOR

1-04. Election of Director: Arnold G. Langbo          Management    YES      FOR     FOR

1-05. Election of Director: Susan L. Lindquist        Management    YES      FOR     FOR

1-06. Election of Director: Leo F. Mullin             Management    YES      FOR     FOR

1-07. Election of Director: William D. Perez          Management    YES      FOR     FOR

1-08. Election of Director: Charles Prince            Management    YES      FOR     FOR

1-09. Election of Director: David Satcher             Management    YES      FOR     FOR

1-10. Election of Director: William C. Weldon         Management    YES      FOR     FOR

2.    Ratification of the appointment of              Management    YES      FOR     FOR
      independent auditors for 2009

3.    Advisory Vote On Executive Compensation         Management    YES      FOR     AGAINST
      Policies and Disclosure

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Issuer: XL Capital
Ticker symbol: XL
CUSIP: G98255105
Meeting date: 04/24/2009

(Voted Abstained because we no longer owned the security as of the meeting date)

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Dale R. Comey	      Management    YES    ABSTAIN   N/A

1-02. Election of Director: Robert R. Glauber         Management    YES    ABSTAIN   N/A

1-03. Election of Director: G. Thompson Hutton        Management    YES    ABSTAIN   N/A

2.    To approve the amendment and restatement of     Management    YES    ABSTAIN   N/A
      the Company's 1991 Performance Incentive
      Program

3.    To approve the amendment and restatement of     Management    YES    ABSTAIN   N/A
      the Company's Directors Stock & Option Plan

4.    Ratification of the appointment of              Management    YES    ABSTAIN   N/A
      independent auditors for 2009


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: July 15, 2009